Net financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)	R$ (4,453,739)	R$ (3,636,730)	R$ (3,648,330)
Amortization of transaction costs (2)	(80,099)	(67,353)	(69,881)
Interest expenses on lease liabilities (3)	(451,148)	(441,596)	(433,613)
Amortization Of Fair Value Adjustment On Business Combination			(18,887)
Other	(556,917)	(513,483)	(419,659)
Financial expenses	(5,541,903)	(4,659,162)	(4,590,370)
Financial income [Abstract]
Cash and cash equivalents and marketable securities	1,598,111	1,668,408	818,780
Other	139,323	157,241	148,230
Financial income	1,737,434	1,825,649	967,010
Results from derivative financial instruments [Abstract]
Income	2,669,394	10,149,730	11,969,288
Expenses	(11,782,077)	(4,623,016)	(5,207,721)
Derivative financial instruments, net	(9,112,683)	5,526,714	6,761,567
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures	(17,728,324)	4,185,675	3,949,020
Leases	(613,124)	180,112	186,241
Other assets and liabilities (4)	2,456,455	(1,278,060)	(840,668)
Monetary and exchange variations, net	(15,884,993)	3,087,727	3,294,593
Net financial result	(28,802,145)	5,780,928	R$ 6,432,800
Interest costs capitalised	959,968	1,160,364
Transaction Costs for Loans and Financing		19
Reclassification to biological assets	R$ 249,135	R$ 223,055